RESERVES (Details) - CNY (¥) ¥ in Millions	1 Months Ended				12 Months Ended
	Sep. 20, 2017	Jul. 18, 2017	Sep. 21, 2016	Jun. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year					¥ 589,923
Distribution to SAMC in the Acquisition of Gaoqiao Branch of SAMC (Note 31)					(12,501)	¥ (6,146)	¥ (3,389)
Transaction with non-controlling interests					711	233
Appropriation					0	0
Other comprehensive income					(4,376)	6,333	137
Net income attributable to owners of the Company					51,244	46,672	32,512
Final dividend inspect of the previous year, approved and paid during the year (Note (e))		¥ (20,582)		¥ (7,264)	(20,582)	(7,264)	(13,318)
Interim dividend (Note (f))	¥ (12,107)		¥ (9,565)		(12,107)	(9,565)	(10,896)
Others					92	125	67
Balance at end of year					605,049	589,923
Sinopec Assets Management Corporation ("SAMC") [member]
Net income attributable to owners of the Company						(86)	(134)
Capital reserve
Balance at beginning of year					26,290	28,341
Transaction with non-controlling interests					(13)	(30)	326
Others					49	116	74
Balance at end of year					26,326	26,290	28,341
Capital reserve | Sinopec Assets Management Corporation ("SAMC") [member]
Distribution to SAMC in the Acquisition of Gaoqiao Branch of SAMC (Note 31)						(2,137)
Share premium
Balance at beginning of year					55,850	55,850
Balance at end of year					55,850	55,850	55,850
Statutory surplus reserve [member]
Balance at beginning of year					79,640	79,640
Appropriation					3,042	0	3,088
Balance at end of year					82,682	79,640	79,640
Discretionary surplus reserve [member]
Balance at beginning of year					117,000	117,000
Balance at end of year					117,000	117,000	117,000
Other reserves
Balance at beginning of year					424	(6,781)
Other comprehensive income					(3,481)	7,052	(1,169)
Others					123	153	121
Balance at end of year					(2,934)	424	(6,781)
Retained earnings
Balance at beginning of year					310,719	281,076
Appropriation					(3,042)		(3,088)
Net income attributable to owners of the Company					51,244	46,672
Final dividend inspect of the previous year, approved and paid during the year (Note (e))					(20,582)	(7,264)	(13,318)
Interim dividend (Note (f))					(12,107)	(9,565)	(10,896)
Others					(107)	(153)	(121)
Balance at end of year					¥ 326,125	310,719	281,076
Retained earnings | Sinopec Assets Management Corporation ("SAMC") [member]
Net income attributable to owners of the Company						¥ (47)	¥ (74)